Cash and Cash Equivalents and Other Cash Flow Information - Summary of Cash and Cash Equivalents (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash and cash equivalents [abstract]
Cash at bank and in hand	¥ 32,836		¥ 23,373
Bank deposits with original maturities of three months or less			260
Cash and cash equivalents	¥ 32,836	$ 5,047	¥ 23,633	$ 3,632	¥ 21,755	¥ 25,308